Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	SIMPPLE LTD.
Entity Central Index Key	0001948697
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2023
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	16,225,961
Document Annual Report	true
Entity File Number	001-41798
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	71 Ayer Rajah Crescent
Entity Address Address Line 2	#03-07
Entity Address Country	SG
Entity Address Postal Zip Code	139951
Icfr Auditor Attestation Flag	false
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm Id	3487
Security 12b Title	Ordinary shares, par value $0.0001 per share
Trading Symbol	SPPL
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	71 Ayer Rajah Crescent
Entity Address Address Line 2	#03-07
Entity Address Country	SG
Entity Address Postal Zip Code	139951
City Area Code	65
Local Phone Number	6816 2194
Contact Personnel Email Address	sovik@simpple.ai
Contact Personnel Name	Sovik Bromha